Share Based Payment	12 Months Ended
Dec. 31, 2024
Share Based Payment [Abstract]
Share Based Payment

Note 10 - Share Based Payment

On December 16, 2018, the Company’s board of directors approved an employee share option plan (“ESOP”). According to the provisions of the ESOP, the exercise period, exercise price and vesting conditions for each option grant will be determined by the board of directors. The number of shares reserved for issuance is subject to an annual increase to be added as of the first day of the Company’s fiscal year, equal to 4% of the total number of shares issued and outstanding on a fully-diluted basis as of the end of the immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the Board in its sole discretion). Ordinary shares subject to options granted under the 2018 Plan that expire or forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the 2018 Plan.

The expiration date of the options granted to employees and directors is after 10 years from the grant date. Relating to options granted to services providers, the expiration date of the options is between 3-10 years from the grant date. In addition, pursuant to the grant letters, the options granted to employees, directors and service providers shall become vested and exercisable upon any merger or consolidation in which the Company is a constituent party as described in the grant letters (“Exit Event”).

On October 31, 2021, the Company’s board of directors approved an amendment to the Company’s 2018 Employee Share Option Plan. The amendment determines that the total number of underlying shares reserved for future issuance under the plan and any modification thereof, shall be:

●	900,000 shares, plus

●	An annual increase to be added as of the first day of the Company’s fiscal year, beginning in 2022 and occurring each year thereafter through 2032, equal to 4% of the total number of ordinary shares issued and outstanding on a fully-diluted basis as of the end of the Company’s immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the board of directors in its sole discretion).

Following this amendment, the number of shares reserved under this plan was 1,151,130. As of December 31, 2024, 688,705 ordinary shares are available for future grant.

1.	On January 10 and January 11, 2022, the Company’s entered into option settlement agreement (“Agreements”) with certain consultants of the Company. According to the Agreements, the Company exchanged 27,000 options granted to certain consultants with cash payments in the aggregate of $96 thousand. The cash payment is deemed as the sole and complete settlement of the promised options. The Company recorded an additional expense of $23 thousand for such settlement which was recorded in profit and loss. The Company recorded the settlement agreement as a reduction in share premium and capital reserve.

2.	On January 25, 2022 and March 10, 2022, the Company’s board of directors and shareholders, respectively, approved the compensation of each of the Company’s external directors and a newly appointed director. Such compensation included the grant of 72,000 options to each such director at an exercise price of $1.43 per share (total 216,000 options to three directors), pursuant to the Company’s 2018 Employee Share Option Plan. One-third of each option award vests one year from the grant date and the remainder vests quarterly and becomes fully vested three years from the grant date. The options expire 10 years after grant date.

3.	On January 25, 2022, the Company’s board of directors approved the grant of aggregate amount of 192,000 options to several employees. The options have an exercise price of $2.18 per share. The options vest quarterly over three years starting January 25, 2022. The options expire 10 years after grant date.
4.	In March 2022, the Company’s board of directors approved the grant of aggregate amount of 36,000 options to an employee and amount of 5,000 options consultant of the Company. The options have an exercise price of $3.97 and $2.18, respectively, per share. The options vest quarterly over three and one years, respectively, from grant date. The options expire 10 years after grant date.

5.	In July and August 2022, the Company’s board of directors approved the grant of aggregate amount of 20,000 options to a consultant and an amount of 120,000 options to several employees of the Company. The options have an exercise price of $2.18 and $1.99, respectively, per share. The options vest quarterly over three and one years, respectively, from grant date. The options expire 10 years after grant date.

6.	During 2022 the Company issued 85,449 of its ordinary shares to certain consultants in exchange for their services, with fair value of $119 thousand. One of the consultants received 44,000 shares of restricted stock which were issued in 4 equal installments and subject to 2 year lock-up period. Other consultant’s shares are subject to 6 months restriction period (which ended by December 31, 2022).

7.	On March 20, 2023, the Company’s board of directors, approved the following awards:

●	Grant of 320,479 RSUs to certain officers, in lieu of cash with respect to the 2022 bonus plan grants in the amount of $161 thousand. The RSUs vest quarterly over two years with acceleration condition upon meeting certain milestones. The Company met the milestones in 2023 and therefore the vesting was accelerated accordingly.

●	A bonus for certain employees in the form of 100,000 and 60,000 RSUs. The RSUs vest on a quarterly basis over one year following the grant and on an annual basis over three years following the grant, respectively.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, a raise of additional 30% of the annual 2022 bonus will be granted to the Company’s CEO.

●	The grant of 13,628 options to a consultant of the Company with a total fair value of $22,500. The options have an exercise price of $1.82 per share. The options will vest monthly, over 9 months commencing January 1, 2023. The options expire 10 years after their grant date.

8.	On May 30, 2023, the Company granted 160,000 RSUs to directors of the Company. The RSUs have an exercise price of $1.53 per share. The RSUs shall vest entirely on the first anniversary of the vesting commencement date, provided that no termination of employment of the grantee occurs prior to such anniversary.

9.	On August 15, 2023, the Company’s board of directors approved the grant of aggregate amount of 60,000 options to several employees. The options have an exercise price of $0.96 per share and vest quarterly over 3 years starting August 15, 2023, and (ii) the grant of 9,000 options to an employee. The options have an exercise price of $0.96 per share and vest annually over 3 years starting August 15, 2023.

10.	In May 2024, the Company’s board of directors, approved the grant of 24,000 RSUs to a consultant of the Company. 12,000 RSUs vested on grant date, and the remaining 12,000 RSUs will vest monthly (2,000 RSUs each month), over six months and until November 1, 2024. The fair value of RSUs is estimated by multiplying the number of RSUs granted by the share price at grant date.

11.	In May 2024, the Company’s board of directors, approved the grant of 24,000 RSUs to a consultant of the Company. 4,000 RSUs vested on grant date, and the remaining 20,000 RSUs will vest monthly (4,000 RSUs each month), over six months and until October 1, 2024. The fair value of RSUs is estimated by multiplying the number of RSUs granted by share price at grant date.
12.	In May 2024, the Company’s board of directors, approved the grant of 9,000 options to an employee of the Company. The options will vest in equal amount annually over a 3 year period commencing April 8, 2024. The options have an exercise price of $1.27 per share

On June 27, 2024, the Company’s annual general meeting of shareholders approved the following proposed resolutions:

1.	A grant of 160,000 RSUs to the non-management directors of the Company. Such RSUs would vest on the one year anniversary of the date of the meeting.

2.	To approve an amendment to the Company’s Articles of Association to increase the authorized share capital of the Company.

3.	An acceleration of the vesting of the 18,000 unvested options of a former director, and extending the term of the unexercised options, such that they will expire 10 years from the date of grant

The weighted average grant date fair value of options granted during the years ended December 31, 2024, 2023 and 2022 was $0.88, $0.80 and $1.40 per option, respectively. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2024 and 2023 was $1.08 and $1.75 per RSU, respectively.

Regarding issuance of 70,964 ordinary shares as issuance costs in April 2024, see also Note 9A(f).

Stock-based compensation expenses recognized in profit and loss as an operating expense based on fair value of the option at the grant date by using Binominal option pricing model for employees and directors and Black and Scholes pricing model for non-employees. The inputs for the valuation analysis of the share options include several assumptions of which the most significant are the fair market value of the underlying ordinary share, the expected share price volatility and the expected option term. Expected volatility was calculated based upon historical volatility of the Company and peer companies in the same industry on weekly basis. Expected option term represents the period that the Company’s share options are expected to be outstanding. Risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. Expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The following table lists the inputs used for calculation of fair value of the options granted to employees and directors for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Expected volatility	93.72%	91.80% - 93.51%	93.63% - 93.79%
Exercise price	1.27	0.96 - 1.99	1.43 - 3.97
Share price	1.27	0.96 - 1.99	1.43 - 3.97
Risk-free interest rate	4.61%	3.24% - 4.35%	2.12% - 2.46%
Dividend yield	0	0	0
Expected life (years)	10	10	10

The following table lists the inputs used for calculation of fair value of the options granted to consultants for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Expected volatility	-	100.540%	93.64%
Exercise price	-	1.82	2.18
Share price	-	1.82	1.41 - 1.96
Risk-free interest rate	-	3.64%	1.91% - 2.91%
Dividend yield	-	0	0
Expected life (years)	-	10	10

The following table summarizes the share option activity for employees, directors, and non-employees for the annual periods ended on December 31, 2024:

	Number of	Weighted Average	Weighted average remaining	Intrinsic value
	Share Options	Exercise Price	contractual life (years)	U.S. dollars in thousands
Options outstanding at January 1, 2024	1,069,128	$2.26	8.00	$62
Granted	9,000	$1.27	10	$-
Forfeited	(9,000)	$0.96	-	$ (*	)
Options outstanding at December 31, 2024	1,069,128	$2.30	6.68	$-
Exercisable at December 31, 2024	936,968	$2.34	6.52	$-

(*)	less than $1 thousands

The income tax benefit for the share options exercised expense after the valuation allowance is 0.

The following table summarizes the RSUs activity for the annual periods ended on December 31, 2024:

		Weighted average grant date fair value
	Number of RSUs	U.S. dollars in thousands
Outstanding at January 1, 2024	317,000	$249
Granted	208,000	224
Exercised	(325,000)
Outstanding at December 31, 2024	200,000	$236

The income tax benefit for the stock-based compensation expense after the valuation allowance is 0.

The share-based expense recognized in the statements of operations were as follows:

	For the year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Share-based compensation expense - Research and development	$193	$575	$570
Share-based compensation expense - General and administrative	364	962	1,158
	$557	$1,537	$1,728

As of December 31, 2024, there was $43 thousand of unrecognized compensation expense related to unvested options and RSUs. Such unrecognized expenses will be recognized over a weighted average period of approximately 1.25 years.